Document and Entity Information	Mar. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2020
Registrant Name	IndexIQ ETF Trust
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 31, 2020
Document Effective Date	Mar. 31, 2020
Prospectus Date	Aug. 29, 2019
IQ Chaikin U.S. Large Cap ETF | IQ Chaikin U.S. Large Cap ETF
Prospectus:
Trading Symbol	CLRG
IQ Chaikin U.S. Small Cap ETF | IQ Chaikin U.S. Small Cap ETF
Prospectus:
Trading Symbol	CSML